FAIR VALUE MEASUREMENTS, Warrants (FY) (Details) - shares	Mar. 31, 2021	Dec. 31, 2020
Public Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	11,500,000	11,500,000
Private Placement Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	6,600,000	6,600,000